Concentration of Credit Risk and Significant Customers (Tables)	9 Months Ended
Sep. 30, 2012
Concentration of Credit Risk and Significant Customers [Abstract]
Schedule of Revenue by Major Customers as Percentage of Total Revenue

We had revenue from customers, as a percentage of total revenue, as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2012	2011	2012
Novartis	-	95%	-	36%
Monsanto	-	5%		54%
Mirna	-	-	-	4%
Debiopharm	91%	-	63%	1%
Astra Zeneca	-	-	9%	-
Undisclosed Partner #1	-	-	8%	-
Other	9%	-	20%	5%
Total	100%	100%	100%	100%